Financial Income and Expenses (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Financial income [Abstract]
Interest on bank accounts	$ 4,288	$ 7,668		$ 2,817
Net foreign exchange gains	236	0		13,510
Total financial income	4,524	7,668	[1]	16,327	[1]
Financial expenses [Abstract]
Discounting on provisions and other liabilities	(409)	(1,380)		0
Interest on lease liabilities	(406)	(727)		(148)
Interest on preference shares	(3,650)	(1,209)		(1,177)
Net foreign exchange losses	0	(470)		0
Other financial expenses	(417)	(260)		(181)
Total financial expenses	(4,882)	(4,046)	[1]	(1,506)	[1]
Net financial income/(expense)	$ (358)	$ 3,622	[1]	$ 14,821	[1]

[1]	Refer to Note 32 for details on restatement of prior period comparatives.